Accrued expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total accrued expenses	$ 96,000
Rubicon Technologies L L C [Member] | Rubicon [Member]
Accrued hauler expenses	49,607,000	$ 37,429,000
Accrued compensation	9,656,000	8,783,000
Accrued income taxes	3,000	61,000
Other accrued expenses	6,272,000	2,717,000
Total accrued expenses	$ 65,538,000	$ 48,990,000